Related party transactions - Schedule of Compensation Paid to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 36	€ 31	€ 33
Post-employment benefits	2	2	2
Share-based payment	8	19	20
Total recognized in profit or loss	€ 46	€ 52	€ 55